Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Deferred revenues [Abstract]
Schedule of Liabilities Related to Assets Held to Sale	Deferred revenues are recognized by the Company as a liability due to anticipation of amounts received from business partners. These are recognized in the statement of operations in the periods when the services are rendered to these business partners.
	As of December 31,
	2023	2022
Sale and Leaseback	-	3
Rental of spaces in stores (i)	296	259
Checkstand (ii)	89	45
Commercial agreement – payroll (iii)	48	39
Marketing and others	22	13
	455	359
Current	418	328
Non-current	37	31
(i)	Rental of backlight panels.

(ii)	Supplier product exhibition modules, or check stands, rental of POS displays, and front-fee anticipation with credit card operators.

(iii)	Commercial agreement with a financial institution for exclusivity in payroll processing.